Selling, General and Administrative Expenses (Schedule of Selling, General and Administrative Expenses) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Selling General And Administrative Expenses Abstract
Payroll and related expenses	[1]	$ 32,637	$ 26,877	$ 46,660
Depreciation and amortization		4,503	4,212	3,259
Professional fees		17,485	18,190	15,798
Business development expenses		12,174	15,607	15,186
Office Maintenance		7,301	6,524	4,581
Other expenses		21,849	13,305	14,452
Selling, General and Administrative Expenses		$ 95,949	$ 84,715	$ 99,936

[1]	A portion of this relates to profit sharing for CPV Group employees